Leases (Details) - Schedule of rental income from lease agreements as lessor with both third parties and related parties - Third Parties and Related Parties [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Rental Income:
Rental Income	¥ 982,858	¥ 1,773,333	¥ 3,325,714
Lianwai Kindergarten [Member]
Rental Income:
Rental Income	754,285	754,285	754,285
Lishui Yuanmeng Training Company Limited [Member]
Rental Income:
Rental Income	152,382	914,287	1,619,048
Grocery Stores [Member]
Rental Income:
Rental Income	¥ 76,191	¥ 104,761	¥ 952,381